Intangible Assets - Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal (Detail)	Dec. 31, 2017	Dec. 31, 2016
Engineering and construction [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	9.50%
Terminal growth rate	3.00%
Discount rate	11.18%
Engineering and construction [member] | Bottom of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		9.50%
Terminal growth rate		3.00%
Discount rate		9.66%
Engineering and construction [member] | Top of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		12.99%
Terminal growth rate		4.00%
Discount rate		12.72%
Engineering and construction [member] | Trademarks [member] | Morelco SAS [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	9.60%	14.39%
Terminal growth rate	3.00%	3.00%
Discount rate	11.18%	11.85%
Engineering and construction [member] | Trademarks [member] | Vial y Vives - DSD [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	25.00%	24.53%
Terminal growth rate	4.00%	4.00%
Discount rate	14.80%	9.87%
Electromechanical [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	8.00%	11.10%
Terminal growth rate	2.00%	2.00%
Discount rate	11.48%	11.01%
Mining and construction services [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		12.04%
Terminal growth rate		2.00%
Discount rate		11.71%
IT equipment and services [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	20.83%
Terminal growth rate	2.90%
Discount rate	10.17%
IT equipment and services [member] | Bottom of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		15.00%
Terminal growth rate		2.00%
IT equipment and services [member] | Top of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		23.19%
Terminal growth rate		3.00%
Discount rate		21.74%
IT equipment and services [member] | Trademarks [member] | Adexus S A [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	9.19%	12.60%
Terminal growth rate	3.00%	3.00%
Discount rate	16.63%	16.05%
Telecommunications services [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	4.26%	11.75%
Terminal growth rate	3.00%	3.00%
Discount rate	4.02%	10.02%